NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Amortization of debt discount	$ 0	$ 0	$ 0	$ (409,000)	$ 409,000	$ 1,092,000
Gain on derivative liabilities	201,000		213,000
Notes Payable [Member]
Term Loan	75,000,000		75,000,000
First Lien Term Loan	75,000,000		$ 75,000,000
Matutity			four-year maturity
Amortized			5.00%
Description of Term Loan			1.0% commitment fee and an upfront fee
Common Stock			1,929,439
Price per share			$ 0.01
Amortization of debt discount			$ 0
Debt discount	9,215,000		9,215,000
Gain on derivative liabilities			201,000
Fair market value warrant liability	2,433,000	$ 2,232,000	2,433,000	$ 2,232,000
Total	$ 76,500,000		$ 76,500,000